EQUITY - IPO Warrants (Details) - shares	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
IPO Underwriters Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,794	3,794
IPO Underwriters Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	37,940	37,940
Common Stock [Member]
Class of Warrant or Right [Line Items]
Class Of Warrant Or Rights Term And Price Description	Each five-year warrant entitles warrant holder to purchase one share of the Company’s common stock at the price of $48.0 ($4.80 pre reverse split) per share and is not exercisable for a period of 180 days from March 16, 2018
Common Stock [Member] | IPO Underwriters Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	33,794	33,794
Common Stock [Member] | IPO Underwriters Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	337,940	337,940